Revenue - Summary of Company's Revenue by Products and Services (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 16,316	$ 16,926	$ 33,328	$ 26,695	$ 74,007	$ 32,926	$ 23,955
Products
Disaggregation of Revenue [Line Items]
Revenue	15,380	16,814	30,913	26,525	69,779	31,112	23,451
Services
Disaggregation of Revenue [Line Items]
Revenue	936	112	2,415	170	4,228	1,814	504
Smart Glass
Disaggregation of Revenue [Line Items]
Revenue	4,306	11,580	9,489	19,795	41,740	32,926	23,955
Smart Building Platform
Disaggregation of Revenue [Line Items]
Revenue	9,055	5,136	18,261	5,136	28,686	0	0
Smart Building Technologies
Disaggregation of Revenue [Line Items]
Revenue	$ 2,955	$ 210	$ 5,578	$ 1,764	$ 3,581	$ 0	$ 0